Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	kr 32,930
Cash ﬂows
Proceeds from issuance of borrowings	19,728	kr 10,755	kr 7,882
Repayment of borrowings	(7,884)	(16,029)	(5,791)
Other ﬁnancing activities	1,124	352	(2,183)
Lease payments	(2,857)	(2,593)	(2,368)
Non-cash changes
Closing balance	46,873	32,930
Liabilities Arising From Financing Activities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	42,234	41,134
Cash ﬂows
Proceeds from issuance of borrowings	19,728	10,755
Repayment of borrowings	(7,884)	(16,029)
Other ﬁnancing activities	1,101	315
Lease payments	(2,857)	(2,593)
Non-cash changes
Effect of foreign exchange movement	(930)	4,762
Revaluation due to changes in credit risk	667	(1,030)
Other changes in fair value	1,131	(2,888)
New lease contracts	1,547	1,986
Balances regarding acquired business	2	6,876
Other non-cash movements	(411)	(1,054)
Closing balance	kr 54,328	kr 42,234	kr 41,134